Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments to extend credit
Off-Balance Sheet Risks [Abstract]
Financial instruments whose risk is represented by contract amounts	$ 881,697	$ 811,957
Standby letters of credit
Off-Balance Sheet Risks [Abstract]
Financial instruments whose risk is represented by contract amounts	$ 11,651	$ 8,371